LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2019 CNY (¥)
Investment [Line Items]
Equity securities without readily determinable fair value			¥ 83	¥ 1,583
Held-to-maturity investments			204,968	14,711
Total long-term investments	$ 3,977		207,364	28,455
Loss from equity method investments	$ 33	¥ 239	40
Impairment loss		0	0
USD fund-linked note (the "Notes")
Investment [Line Items]
Aggregate notional amount		30,000	204,968
USD Global Medium Term Note (the "GMT Note")
Investment [Line Items]
Total long-term investments				¥ 14,711
Aggregate notional amount		13,416	2,000
Sanli Foundation Education Limited
Investment [Line Items]
Percentage of equity interest acquired	50.00%			50.00%
Beijing Cloud Apply Co
Investment [Line Items]
Percentage of equity interest acquired	46.00%			46.00%
Other investments
Investment [Line Items]
Equity method investments			809	¥ 777
Loss from equity method investments		32	18
Startcamp
Investment [Line Items]
Equity method investments				¥ 9,901
Percentage of equity interest acquired	25.00%			25.00%
Total cash consideration				¥ 10,000
Loss from equity method investments		99
BOTO
Investment [Line Items]
Equity method investments			1,504	¥ 1,483
Percentage of equity interest acquired	30.00%			30.00%
Loss from equity method investments		¥ 21	¥ 25